Contract liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Contract liabilities
35	Contract liabilities
The Group has recognised the following liabilities related to contracts with customers:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Sales in advance of carriage	2,128	2,155
Frequent flyer programme (Note 5)	1,492	1,781
Advances from customers	566	1,055

	4,186	4,991

Current portion	3,287	3,671
Non-current portion	899	1,320